SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fiduciaria Bancolombia S.A. Sociedad Fiduciaria [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Trust
Proportion of ownership interest in subsidiary	98.81%	98.81%	98.81%
Banca de Inversion Bancolombia S.A. Corporacion Financiera [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Investment banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Valores Bancolombia S.A. Comisionista de Bolsa [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Securities brokerage
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Renting Colombia S.A.S. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Operating leasing
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Transportempo S.A.S. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Transportation
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Valores Simesa S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	67.11%	67.73%	68.57%
Inversiones CFNS S.A.S. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	99.94%	99.94%	99.94%
Pasarela Colombia S.A.S before BIBA Inmobiliaria S.A.S [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Fondo de Capital Privado Fondo Inmobiliario Colombia [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	49.96%	51.29%	63.47%
Fideicomiso Lote Abelardo Castro. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	66.77%	67.39%	68.23%
Fideicomiso Lote Distrito Vera B1B2 [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	66.77%	0.00%	0.00%
Fideicomiso Lote Distrito Vera B3B4 [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Colombia
The type of business of subsidiary	Mercantil trust
Proportion of ownership interest in subsidiary	66.77%	0.00%	0.00%
Bancolombia Panama S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Sistemas de Inversiones y Negocios S.A. Sinesa [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Banagricola S.A.
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	99.17%	99.16%	99.16%
Banistmo S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Banistmo Investment Corporation S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Trust
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Financomer S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Financial services
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Leasing Banistmo S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Leasing
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Valores Banistmo S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Purchase and sale of securities
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Banistmo Panama Fondo de Inversion S.A. (Before Suvalor Panama Fondos de Inversion S.A.) [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Holding
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Fondo Renta Fija Valor, S.A. before Suvalor Renta Fija Internacional Largo Plazo S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Collective investment fund
Proportion of ownership interest in subsidiary	0.00%	100.00%	100.00%
Suvalor Renta Fija Internacional Corto Plazo S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Collective investment fund
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Suvalor Renta Variable Colombia, S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Collective investment fund
Proportion of ownership interest in subsidiary	100.00%	0.00%	0.00%
Banistmo Capital Markets Group Inc. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Purchase and sale of securities
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Anavi Investment Corporation S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Desarrollo de Oriente S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Steens Enterpresies S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Portfolio holder
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Ordway Holdings S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Van Dyke Overseas Corp. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Inmobiliaria Bickford S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Williamsburg International Corp. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Real estate broker
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Grupo Agromercantil Holding S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Panama
The type of business of subsidiary	Holding
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Banco Agrcola S.A. [member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	97.36%	97.36%	97.36%
Arrendadora Financiera S.A. Arfinsa [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Leasing
Proportion of ownership interest in subsidiary	97.37%	97.37%	97.37%
Credibac S.A. de C.V. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Credit card services
Proportion of ownership interest in subsidiary	97.36%	97.36%	97.36%
Valores Banagricola S.A. de C.V. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Securities brokerage
Proportion of ownership interest in subsidiary	98.89%	98.89%	98.89%
Inversiones Financieras Banco Agricola S.A. IFBA [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	98.89%	98.89%	98.89%
Gestora de Fondos de Inversion Banagricola S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	El Salvador
The type of business of subsidiary	Administers investment funds
Proportion of ownership interest in subsidiary	98.89%	98.89%	98.89%
Arrendamiento Operativo CIB S.A.C.
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Peru
The type of business of subsidiary	Operating leasing
Proportion of ownership interest in subsidiary	0.00%	100.00%	100.00%
FiduPeru S.A. Sociedad Fiduciaria
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Peru
The type of business of subsidiary	Trust
Proportion of ownership interest in subsidiary	0.00%	98.81%	98.81%
Fondo de Inversion en Arrendamiento Operativo Renting Peru [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Peru
The type of business of subsidiary	Car Rental
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Capital Investments SAFI S.A.
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Peru
The type of business of subsidiary	Trust
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Leasing Peru S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Peru
The type of business of subsidiary	Leasing
Proportion of ownership interest in subsidiary	0.00%	0.00%	100.00%
Banagricola Guatemala S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Outsourcing
Proportion of ownership interest in subsidiary	0.00%	0.00%	99.16%
Banco Agromercantil de Guatemala S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Seguros Agromercantil de Guatemala S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Insurance company
Proportion of ownership interest in subsidiary	59.17%	59.17%	59.17%
Financiera Agromercantil S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Financial services
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Agrovalores S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Securities brokerage
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Tarjeta Agromercantil S.A. In liquidation [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Credit Card
Proportion of ownership interest in subsidiary	0.00%	0.00%	60.00%
Arrendadora Agromercantil S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Operating Leasing
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Agencia de Seguros y Fianzas Agromercantil S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Insurance company
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Asistencia y Ajustes S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Services
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Serproba S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Maintenance and remodelling services
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Servicios de Formalizacion S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Loans formalization
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Conserjeria, Mantenimiento y Mensajeria S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Maintenance services
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Media Plus S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Guatemala
The type of business of subsidiary	Advertising and marketing
Proportion of ownership interest in subsidiary	0.00%	0.00%	60.00%
Mercom Bank Ltd. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Barbados
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
New Alma Enterprises Ltd. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Bahamas
The type of business of subsidiary	Investments
Proportion of ownership interest in subsidiary	60.00%	60.00%	60.00%
Bancolombia Puerto Rico Internacional Inc. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Puerto Rico
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Bancolombia Cayman S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Cayman Islands
The type of business of subsidiary	Banking
Proportion of ownership interest in subsidiary	100.00%	100.00%	100.00%
Bagricola Costa Rica S.A. [Member]
Disclosure of Significant Accounting Policies
Country of incorporation of subsidiary	Costa Rica
The type of business of subsidiary	Outsourcing
Proportion of ownership interest in subsidiary	99.17%	99.16%	99.16%